Intangible Assets, net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Intangible Assets, net
Schedule of finite lived intangible assets
	September 30,	December 31,
	2025	2024
Acquired patents (19)	$4,195,353	$4,195,353
Accumulated amortization	(681,811)	(495,862)
Intangible assets, net	$3,513,542	$3,699,491

	December 31,	December 31
	2024	2023
Patents	$4,195,353	$4,195,353
Accumulated amortization	(495,862)	(247,247)
Intangible assets, net	$3,699,491	$3,948,106

Schedule of estimated future amortization expense for finite lived intangibles
December 31,
2025 remaining	$61,983
2026	247,931
2027	247,931
2028	247,931
2029	247,931
Thereafter	2,459,835
$3,513,542
	Three Months Ended		Nine months ended
	September 30,		September 30,
	2025	2024	2025	2024
Amortization	$61,983	$63,175	$185,949	$188,841

December 31,
2025	$247,931
2026	247,931
2027	247,931
2028	247,931
2029	247,931
Thereafter	2,459,836
$3,699,491